SUBSEQUENT EVENTS (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Mortgage Notes Payable
On March 5, 2021, the Company refinanced the following mortgage notes:

	December 31, 2020	New			Original	New
Properties	Principal Amount	Principal Amount	Prior Interest Rate	New Interest Rate	Maturity Date	Maturity Date
Levins	$2,032,332	$2,700,000	3.74%	3.75%	3/5/2021	3/16/2026
Dollar General Bakersfield	$2,268,922	$2,280,000	3.38%	3.65%	3/5/2021	3/16/2028
PMI Preclinical	$4,020,418	$5,400,000	3.38%	3.75%	3/5/2021	3/16/2026
GSA (MSHA)	$1,752,092	$1,756,000	3.13%	3.65%	8/5/2021	3/16/2026